Property, Plant and Equipment, Net (Tables)	6 Months Ended
Mar. 31, 2026
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment

Property, plant, and equipment as of March 31, 2026 and September 30, 2025 consisted of the following:

	March 31, 2026	September 30, 2025
Buildings	$10,976,264	$4,702,714
Machinery and equipment	14,526,235	9,439,854
Transportation vehicles	1,135,923	1,100,660
Office equipment	639,770	636,766
Construction in progress (“CIP”)	7,875,091	9,096,839
Total property, plant, and equipment, at cost	35,153,283	24,976,833
Less: accumulated depreciation	(10,325,276)	(9,658,083)
Property, plant, and equipment, net	$24,828,007	$15,318,750